Earnings per share (Tables)	12 Months Ended
Mar. 31, 2024
Net income per share attributable to ordinary shareholders
Schedule of Earnings Per Share

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	For the year ended
	2024	2023	2022
Numerator
Net income-basic and diluted	2,326,597	2,787,236	1,803,509

Denominator
Weighted average number of ordinary shares outstanding-basic and diluted	11,250,000	11,250,000	8,136,986

Earnings per share-basic and diluted	0.21	0.25	0.22